Average Annual Total Returns		12 Months Ended	21 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Solactive GBS United States 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive GBS United States 1000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.01%	18.09%
Solactive GBS United States 500 Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive GBS United States 500 Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.26%	12.62%
StockSnips AI-Powered Sentiment US All Cap ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(4.02%)	5.21%
Performance Inception Date	Apr. 11, 2024
StockSnips AI-Powered Sentiment US All Cap ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(4.08%)	5.14%
StockSnips AI-Powered Sentiment US All Cap ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(2.34%)	3.99%